RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

18. RELATED-PARTY TRANSACTIONS

The Company has in place a registration rights agreement with its major shareholders that allows them to require the Company to register Class A shares held by them under the U.S. Securities Act of 1933, as amended (the “Securities Act”), under certain circumstances. In such circumstances, the Company is obliged to pay all expenses, other than underwriting commissions and discounts, relating to any such registration.

Before the sale of the Company’s equity interest in Yandex.Money to Sberbank and the related disposal of equity investment (Note 3), the Company retained a noncontrolling interest and significant influence over Yandex.Money’s business from July 2013 through the date of disposal. Prior the completion of the sale on July 23, 2020, the Company considered the payment processing services received from Yandex.Money and other services provided to Yandex.Money as transactions with a related party. In 2018, the Company also subleased part of its premises to Yandex.Money.

On April 27, 2018, the Company and Sberbank formed a joint venture based on the Yandex.Market platform. As a part of the deal, Sberbank subscribed for new ordinary shares of Yandex.Market for RUB 30,000. From that date until July 2020, each of the Company and Sberbank held an equal number of the outstanding shares in Yandex.Market, with up to 10% of outstanding shares allocated to management and an equity incentive pool. On July 23, 2020 the Company purchased the equity interest in Yandex.Market held by Sberbank and obtained control over the business (Note 3). Before the completion of the reorganization, Yandex.Market was accounted for as a joint venture for the period since April 28, 2018 till July 23, 2020, as the Company held a noncontrolling interest and exercised significant influence over Yandex.Market’s business in the designated period. The Company considered advertising, sublease and other services provided to Yandex.Market and traffic and content acquisition expenses incurred from Yandex.Market for the designated period as transactions with related parties.

The following tables provide summarized information about transactions that have been entered into with the related parties and balances of accounts with them:

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Online advertising revenue:
Yandex.Market	469	805	290	3.9
Revenues from subleasing and other services:
Yandex.Market	1,001	1,738	1,141	15.4
Yandex.Money	51	37	22	0.3
Fees for online payment commissions:
Yandex.Money	432	783	314	4.3
Cost of revenues:
Yandex.Market	—	29	8	0.1
Yandex.Money	—	—	86	1.2

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Accounts receivable:
Yandex.Market	407	302	—	—
Yandex.Money	37	31	—	—
Total accounts receivables from related parties:	444	333	—	—
Prepaid expenses and other current assets:
Yandex.Market	—	16	—	—
Yandex.Money	307	76	—	—
Total prepaid expenses and other current assets from related parties:	307	92	—	—
Accounts payable:
Yandex.Market	70	11	—	—
Yandex.Money	—	13	—	—
Total accounts payables from related parties:	70	24	—	—

The Company believes that the terms of the agreements with Yandex.Money are comparable to the terms obtained in arm’s-length transactions with unrelated similarly situated customers and suppliers of the Company.

As of December 31, 2019 and 2020, the amount of loans granted to certain senior employees was RUB 43 and RUB 38 ($0.5), respectively (Note 4). The loans bear interest rates up to 3% per annum and mature in 2020-2028 as of December 31, 2020.